RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Schedule of list of related party
Name of related parties	Relationship with the Company

Single largest shareholder and its subsidiaries
Guangzhou Railway Group	Single largest shareholder
Guangdong Yangcheng Railway Enterprise Co., Ltd.	Subsidiary of the single largest shareholder
GRCL	Subsidiary of the single largest shareholder
GIDC	Subsidiary of the single largest shareholder
Guangzhou Railway Material Supply Company	Subsidiary of the single largest shareholder
Guangzhou Railway Station Service Center	Subsidiary of the single largest shareholder
Changsha Railway Construction Company Limited	Subsidiary of the single largest shareholder
GSRC	Subsidiary of the single largest shareholder
Guangzhou Yuetie Operational Development Company	Subsidiary of the single largest shareholder
Guangzhou Railway Rolling Stock Works Company Limited	Subsidiary of the single largest shareholder
Guangdong Tieqing International Travel Agency Company Limited	Subsidiary of the single largest shareholder
Huaihua Railway Engineer Construction Company	Subsidiary of the single largest shareholder
Xiashen Railway Guangdong Company Limited	Subsidiary of the single largest shareholder
Ganshao Railway Company Limited	Subsidiary of the single largest shareholder
Guangzhou Railway Real Estate Construction Engineering Co., Ltd.	Subsidiary of the single largest shareholder
Guangdong Yuetong Railway Logistics Company Limited	Subsidiary of the single largest shareholder
Sanmao Railway Company Xiaotangxi Freight Field Service Company	Subsidiary of the single largest shareholder
Guangzhou Railway Technology Development Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Anmao Railway Consulting Construction Company Limited	Subsidiary of the single largest shareholder
Guangzhou Beiyang Information Technology Company Limited	Subsidiary of the single largest shareholder
Hunan Railway Lianchuang Technology Development Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Northeast Freight Car Outer Winding Railway Co., Ltd.	Subsidiary of the single largest shareholder
Hunan Changtie Loading & Unloading Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Ruiwei Economy Development Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Railway Technology Development Surveying Co., Ltd.	Subsidiary of the single largest shareholder

Schedule of associates of Group
Associates of the Group
Tiecheng	Associate of the Group
Shentu	Associate of the Group

Guangzhou Railway Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Schedule of material transactions
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to Guangzhou Railway Group and its subsidiaries (i)	1,861,543	2,060,518	2,345,512
Revenue collected by CSRG for railway network usage and related services provided to Guangzhou Railway Group and its subsidiaries (ii)	1,357,512	1,563,191	1,332,346
Revenue from railway operation service provided to Guangzhou Railway Group’s subsidiaries (iii)	736,492	812,470	842,350
	3,955,547	4,436,179	4,520,208
Other services
Sales of materials and supplies to Guangzhou Railway Group and its subsidiaries (iv)	39,383	45,642	34,705

Services received and purchase made
Transportation related services
Provision of train transportation services by Guangzhou Railway Group and its subsidiaries (i)	872,234	774,291	753,288
Cost settled by CSRG for railway network usage and related services provided by Guangzhou Railway Group and its subsidiaries (ii)	1,898,623	2,194,467	1,985,768
	2,770,857	2,968,758	2,739,056

Other services
Provision of repair and maintenance services by Guangzhou Railway Group and its subsidiaries (iv)	451,976	441,719	297,809
Purchase of materials and supplies from Guangzhou Railway Group and its subsidiaries (iv)	555,048	623,433	722,487
Provision of construction services by Guangzhou Railway Group and its subsidiaries (v)	180,147	363,424	285,616
	1,187,171	1,428,576	1,305,912

Schedule of material balances
	2019	2020
	RMB’000	RMB’000

Trade receivables	2,329,206	1,853,846
- Guangzhou Railway Group (i)	549,092	208,024
- Subsidiaries of Guangzhou Railway Group (i)	1,780,112	1,645,822
- Associates	2	-

Prepayments and other receivables	35,430	59,580
- Guangzhou Railway Group	4	431
- Subsidiaries of Guangzhou Railway Group	35,426	59,106
- Associates	-	43

Prepayments for fixed assets and construction-in-progress	4,021	-
- Subsidiaries of Guangzhou Railway Group (ii)	2,815	-
--Associates	1,206	-

Trade payables	672,849	1,243,372
- Guangzhou Railway Group (i)	99,696	85,076
- Subsidiaries of Guangzhou Railway Group (ii)	533,726	1,147,912
- Associates	39,427	10,384

Payables for fixed assets and construction-in-progress	467,745	876,031
- Guangzhou Railway Group	23,496	122,684
- Subsidiaries of Guangzhou Railway Group	201,353	376,569
- Associates	242,896	376,778

Contract liabilities	99	436
- Subsidiaries of Guangzhou Railway Group	99	341
- Associates	-	95

Accruals and other payables	450,534	443,754
- Guangzhou Railway Group	2,713	5,104
- Subsidiaries of Guangzhou Railway Group (iii)	447,821	429,442
- Associates (iv)	-	9,208

CSRG [member]
Disclosure of transactions between related parties [line items]
Schedule of material transactions
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to CSRG Group (i)	63,364	69,958	57,349
Revenue collected by CSRG for services provided to CSRG Group (ii)	2,527,897	2,479,015	2,105,206
Revenue from railway operation service provided to CSRG Group (iii)	2,012,880	2,392,333	2,214,460
	4,604,141	4,941,306	4,377,015
Other services
Provision of repairing services for cargo trucks to CSRG Group (ii)	337,432	370,990	436,955
Sales of materials and supplies to CSRG Group (iv)	9,099	8,330	-
Provision of apartment leasing services to CSRG Group (iv)	617	574	456
Others	-	-	887
	347,148	379,894	438,298

Services received and purchases made
Transportation related services
Provision of train transportation services by CSRG Group (i)	283,490	37,408	18,872
Cost settled by CSRG for services provided by CSRG Group (ii) (vi)	2,161,146	2,107,765	1,506,541
	2,444,636	2,145,173	1,525,413

Other services
Provision of repair and maintenance services by CSRG Group (iv)	9,440	29,066	28,928
Purchase of materials and supplies from CSRG Group (iv)	27,743	23,968	12,362
Provision of construction services by CSRG Group (v)	1,417	23,636	2,662
	38,600	76,670	43,952

Schedule of revenues collected and settled through the CSRG
	2018	2019	2020
	RMB’000	RMB’000	RMB’000

- Passenger transportation	7,532,999	7,475,003	3,769,231
- Freight transportation	1,849,360	1,740,907	1,456,605
- Other transportation related services	78,935	74,870	24,048
	9,461,294	9,290,780	5,249,884

Schedule of material balances
	2019	2020
	RMB’000	RMB’000

Due from CSRG Group
- Trade receivables	1,148,352	1,101,951
- Other receivables	48,418	183,021

Due to CSRG Group
- Trade payables and payables for fixed assets and construction-in-progress	69,335	71,082
- Other payables	3,466	4,564